Long Term Loans From Banks and Others	12 Months Ended
Dec. 31, 2025
Long Term Loans From Banks and Others [Abstract]
LONG TERM LOANS FROM BANKS AND OTHERS

Note 16:- Long term loans from Banks and Others

a.	Long-term loans from banks and others are comprised of the following as of the below dates:

	Currency	Long-term loans	Current maturities	Long-term loans net of current maturities	Long-term loans net of current maturities
Interest rate %		December 31, 2025			December 31, 2024
1.9 – 8.4	NIS (Unlinked)	$106,079	$48,341	$57,738	$60,680
6.5-6.6	USD (Unlinked)	20,791	10,220	10,571	2,053
		$126,870	$58,561	$68,309	$62,733

	December 31,
	2025	2024
First year (current maturities)	$58,561	$52,492
Second year	45,137	28,728
Third year	13,373	24,804
Fourth year	6,536	5,637
Fifth year and thereafter	3,263	3,564
	$126,870	$115,225
b.	Maturity dates:

Details of guarantees, credit facilities and covenants are described in Notes 21(b) and 21(c), respectively.